Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Malaysia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.1%
AirAsia Group Bhd	1,197,500	$190,058

Banks — 28.2%
AMMB Holdings Bhd	5,045,737	3,679,123
CIMB Group Holdings Bhd	19,602,812	16,998,873
Hong Leong Bank Bhd	1,976,440	6,182,768
Hong Leong Financial Group Bhd	698,600	2,153,247
Malayan Banking Bhd	11,957,781	20,628,720
Public Bank Bhd	8,933,480	30,124,167
RHB Bank Bhd	4,875,202	5,348,985

		85,115,883

Beverages — 2.1%
Carlsberg Brewery Malaysia Bhd	464,000	3,082,305
Fraser & Neave Holdings Bhd	445,900	3,337,455

		6,419,760

Chemicals — 3.5%
Petronas Chemicals Group Bhd	7,294,100	10,569,944

Construction & Engineering — 2.8%
Gamuda Bhd	5,345,900	4,795,632
IJM Corp. Bhd	8,318,680	3,673,805

		8,469,437

Diversified Telecommunication Services — 1.1%
Telekom Malaysia Bhd(a)	3,443,100	3,350,043

Electric Utilities — 5.9%
Tenaga Nasional Bhd	6,914,712	17,909,064

Energy Equipment & Services — 3.6%
Dialog Group Bhd	11,869,054	10,893,048

Food Products — 14.2%
Genting Plantations Bhd	821,200	1,907,791
IOI Corp. Bhd	7,640,630	7,996,519
Kuala Lumpur Kepong Bhd	1,314,200	6,662,442
Nestle Malaysia Bhd	213,800	6,835,699
PPB Group Bhd	1,934,619	7,725,126
QL Resources Bhd	1,968,200	4,581,526
Sime Darby Plantation Bhd	6,277,155	7,161,515

		42,870,618

Gas Utilities — 3.5%
Petronas Gas Bhd	2,398,800	10,483,542

Health Care Equipment & Supplies — 9.6%
Hartalega Holdings Bhd	5,084,500	14,665,815
Top Glove Corp. Bhd	4,672,600	14,294,555

		28,960,370

Health Care Providers & Services — 2.8%
IHH Healthcare Bhd	6,666,500	8,326,416

Hotels, Restaurants & Leisure — 3.6%
Genting Bhd	6,480,500	5,962,507

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Genting Malaysia Bhd	9,026,700	$4,817,009

		10,779,516

Industrial Conglomerates — 2.4%
HAP Seng Consolidated Bhd	1,890,900	3,257,698
Sime Darby Bhd	8,282,555	3,981,723

		7,239,421

Marine — 2.6%
MISC Bhd	4,069,920	7,770,060

Metals & Mining — 1.2%
Press Metal Aluminium Holdings Bhd(a)	4,302,700	3,731,151

Multi-Utilities — 0.8%
YTL Corp. Bhd	9,965,362	2,383,893

Oil, Gas & Consumable Fuels — 1.6%
Petronas Dagangan Bhd	906,100	4,893,670

Transportation Infrastructure — 2.0%
Malaysia Airports Holdings Bhd	3,277,700	3,769,638
Westports Holdings Bhd	2,585,800	2,373,166

		6,142,804

Wireless Telecommunication Services — 8.6%
Axiata Group Bhd	8,355,000	7,302,818
DiGi.Com Bhd	9,452,000	9,892,260
Maxis Bhd(a)	7,130,500	8,659,928

		25,855,006

Total Common Stocks — 100.2% (Cost: $213,123,463)		302,353,704

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(b)(c)(d)	4,532,878	4,539,677
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(b)(c)	10,000	10,000

		4,549,677

Total Short-Term Investments — 1.5% (Cost: $4,543,495)		4,549,677

Total Investments in Securities — 101.7% (Cost: $217,666,958)		306,903,381

Other Assets, Less Liabilities — (1.7)%		(5,243,062)

Net Assets — 100.0%		$301,660,319

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Malaysia ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,581,320	951,558	4,532,878	$4,539,677	$69,154	(b)	$472	$5,103
BlackRock Cash Funds: Treasury, SL Agency Shares	198,000	(188,000)	10,000	10,000	3,372		—	—

				$4,549,677	$72,526		$472	$5,103

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$302,353,704	$—	$—	$302,353,704
Money Market Funds	4,549,677	—	—	4,549,677

	$306,903,381	$—	$—	$306,903,381

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